Document and Entity Information	12 Months Ended
Sep. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	Feb. 07, 2013
Document Effective Date	Feb. 07, 2013
Prospectus Date	Sep. 01, 2012